Earnings Per Share - Schedule of Anti-Dilutive for Calculating Diluted EPS (Details) (Allied Integral United Inc) - shares		3 Months Ended				12 Months Ended
		Apr. 03, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities		631,772			1,074,993	631,784	1,631,881	393,916
Allied Integral United Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities	[1]		11,671,798	10,139,583		11,372,056	9,831,204
Allied Integral United Inc [Member] | Series A 6.75% Cumulative Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities			9,351,043	8,803,410		9,213,705	8,666,481
Allied Integral United Inc [Member] | Series I 10.25% Cumulative Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities			498,478	142,139		460,393	87,005
Allied Integral United Inc [Member] | Limited Partnership Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities			714,381	535,851		657,079	500,035
Allied Integral United Inc [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities			1,107,896	658,183		1,040,879	577,683

[1]	There are 1,200,000 common stock shares that are contingent on certain financial transactions